Capital Stock Transactions	12 Months Ended
Dec. 31, 2011
Capital Stock Transactions [Abstract]
Capital Stock Transactions
21.  Capital Stock Transactions
On November 7, 2011 our Board of Directors authorized an additional $100 million of stock repurchases under the February 2011 repurchase program.  On February 22, 2011 our Board of Directors authorized $100 million of stock repurchases under the newly established February 2011 repurchase program.  On December 27, 2010 our Board of Directors authorized an additional $70 million to the April 2007 stock repurchase program.  On May 19, 2008 our Board of Directors authorized an additional $56 million to the April 2007 stock repurchase program.  On April 26, 2007, our Board of Directors authorized a $150 million stock repurchase program.  We repurchased the following capital stock for the periods ended December 31, 2011, 2010 and 2009:

	For the Years Ended December 31,
	2011	2010	2009
Shares repurchased	2,602,513	1,648,047	15,900
Weighted average price per share	$55.28	$63.14	$46.65